Basis of Presentation and Summary of Significant Accounting Policies (Policies)	3 Months Ended
Dec. 27, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation—The Consolidated Financial Statements included herein are unaudited, but in the opinion of management, such financial statements include all adjustments, consisting of normal recurring adjustments, necessary to summarize fairly the Company's financial position, results of operations and cash flows for the interim period. The unaudited Consolidated Financial Statements include the consolidated results of Tyco International Ltd., a corporation organized under the laws of Switzerland, and its subsidiaries (Tyco and all its subsidiaries, hereinafter collectively referred to as the "Company" or "Tyco"). The unaudited Consolidated Financial Statements have been prepared in United States dollars ("USD") and in accordance with the instructions to Form 10-Q under the Securities Exchange Act of 1934, as amended. The results reported in these unaudited Consolidated Financial Statements should not be taken as indicative of results that may be expected for the entire year. These financial statements should be read in conjunction with the Consolidated Financial Statements and accompanying notes contained in the Company's Annual Report on Form 10-K for the fiscal year ended September 27, 2013 (the "2013 Form 10-K").
References to 2014 and 2013 are to Tyco's fiscal quarters ending December 27, 2013 and December 28, 2012, respectively, unless otherwise indicated.
The Company has a 52 or 53-week fiscal year that ends on the last Friday in September. Fiscal years 2014 and 2013 are both 52-week years.